UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09457

Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.5% (1.7% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,285,629
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 22.2% (15.6% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	117,876
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	237,977
	Morris University, Series 2006A, 4.750%, 2/15/26
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	726,929
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	758,635
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	N/R	301,695
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	332,562
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	163,039
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	164,360
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	220,392
	University, Series 2010, 5.625%, 4/01/40
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,084,590
	Series 2005, 5.000%, 8/15/27 – NPFG Insured
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	78,017
	RAAI Insured
500	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	619,920
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	1,036,809
	Higher Education, Series 2008AH, 5.000%, 6/15/33
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	545,255
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	238,124
	2006, 4.750%, 5/01/31
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	582,687
	2007A, 5.000%, 5/01/37 – NPFG Insured
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB–	424,040
	Series 2012-KK1, 5.375%, 5/01/42
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	786,541
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	78,636
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
120	4.000%, 11/01/39	11/22 at 100.00	A3	122,435
215	5.000%, 11/01/42	11/22 at 100.00	A3	237,784
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	1,140,100
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	4/13 at 100.00	N/R	320,357
	Learning Partners, Series 2005A, 5.375%, 7/01/36
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	125,549
	School Project, Series 2010, 6.000%, 8/01/35
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	239,343
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
750	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	874,020
	County Area Community College, Series 2011, 5.500%, 3/01/31
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	166,817
	2010, 5.000%, 11/01/40
10,805	Total Education and Civic Organizations			11,724,489
	Health Care – 27.3% (19.2% of Total Investments)
550	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	527,461
	General Hospital, Series 2005A, 5.125%, 4/01/35
385	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	392,785
	2005, 6.000%, 11/15/16
700	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	797,356
	Inc., Series 2012, 5.000%, 5/15/27
765	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	848,905
	Center Project, Series 2012A, 5.000%, 11/01/44
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	508,088
	5.375%, 12/01/41
175	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	188,580
	System Project, Series 2012A, 5.000%, 6/01/42
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	221,456
	Center Project, Series 2010A, 7.000%, 7/01/27
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	85,658
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	918,425
	Hospital Project, Series 2010, 5.375%, 7/01/42
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	235,373
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
400	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	543,088
	General Hospital Project, Tender Option Bond 4234, 13.829%, 01/01/36 (IF)
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	4/13 at 100.00	BB+	606,276
	Hospital Project, Series 2002, 5.900%, 11/15/28
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	700,206
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
360	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	366,361
	Health Network, Series 2012B, 4.000%, 7/01/43
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	1,129,776
	Series 2007, 5.000%, 11/01/37 – AGC Insured
350	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, The Good Shepherd Group,	No Opt. Call	A	352,377
	Series 2012, 4.000%, 11/01/32
700	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	775,586
	System Project, Series 2009, 5.750%, 7/01/39
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
75	4.000%, 1/01/25	1/22 at 100.00	A	78,230
170	5.000%, 1/01/41	1/22 at 100.00	A	183,367
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	145,524
	Series 2007, 5.125%, 1/01/37
330	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	374,593
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	190,605
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	348,635
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,640,612
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA	309,828
	Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.819%, 7/01/19 (IF)
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	438,076
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	4/13 at 100.00	N/R	24,997
	Warne Clinic, Series 1998, 5.625%, 7/01/24
240	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	246,530
	2005, 5.000%, 12/01/25 – RAAI Insured
625	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	744,831
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
420	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	482,294
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
13,075	Total Health Care			14,405,879
	Housing/Multifamily – 2.7% (1.9% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	170,423
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	381,962
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/32
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	54,476
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	715,463
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	101,732
	Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,350	Total Housing/Multifamily			1,424,056
	Housing/Single Family – 6.1% (4.3% of Total Investments)
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	256,459
	3.950%, 4/01/16
95	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/13 at 100.00	AA+	97,896
	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)
475	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	485,060
	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)
295	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	305,811
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	437,768
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
375	3.300%, 10/01/32	No Opt. Call	AA+	370,703
165	3.650%, 10/01/37	No Opt. Call	AA+	164,036
250	3.700%, 10/01/42	No Opt. Call	AA+	249,230
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	848,613
	Trust 3950, 12.652%, 4/01/27 (IF)
2,960	Total Housing/Single Family			3,215,576
	Industrials – 0.8% (0.6% of Total Investments)
290	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	326,882
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)
100	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	BBB	100,198
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
390	Total Industrials			427,080
	Long-Term Care – 13.7% (9.6% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	226,384
360	5.750%, 1/01/37	1/17 at 100.00	N/R	365,897
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,123,430
	Ministries Project, Series 2009, 6.375%, 1/01/39
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	227,814
	Ministries, Series 2007, 5.000%, 1/01/36
230	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	246,714
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	208,410
	Project, Series 2006, 5.000%, 11/01/36
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	50,695
	Retirement Community, Inc. , Series 2012, 5.000%, 4/01/33
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	199,606
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	796,477
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
190	Montgomery Count Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS	5/22 at 100.00	A–	214,128
	Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	674,295
2,875	5.250%, 7/01/31 – AMBAC Insured	4/13 at 100.50	Baa1	2,887,793
6,985	Total Long-Term Care			7,221,643
	Materials – 2.6% (1.8% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	367,469
	Steel Corporation, Series 2005, 5.500%, 11/01/16
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	224,694
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/13 at 100.00	N/R	746,678
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,310	Total Materials			1,338,841
	Tax Obligation/General – 23.2% (16.2% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	573,595
1,965	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	2,082,879
	Series 2012, 4.000%, 10/15/32
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	A	529,715
	5.125%, 12/01/46
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA–	1,049,150
	AGM Insured
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	462,570
	6/01/34 – FGIC Insured
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	903,168
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA–	3,222,626
	Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured
480	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	560,650
340	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	337,477
	Series 2012, 3.000%, 2/15/34
505	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	534,896
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	1,076,500
	0.000%, 1/15/32 – FGIC Insured
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	121,493
125	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	122,049
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	658,590
	NPFG Insured
12,575	Total Tax Obligation/General			12,235,358
	Tax Obligation/Limited – 14.3% (10.0% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,033,400
	Project, Series 2004, 5.600%, 7/01/23
225	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	243,689
	Bonds, Series 2012A, 5.000%, 5/01/35
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	Aa2	479,354
	2005, 5.000%, 1/15/36 – FGIC Insured
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	1,150,230
	Bonds, Series 2012A, 5.000%, 7/01/16
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	478,393
	5.000%, 12/01/32 – NPFG Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA–	1,211,540
	7/15/18 – AGM Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	1,037,470
	11/15/17 – AGM Insured
610	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	710,473
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	757,950
	7/01/33 – NPFG Insured
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	192,188
	0.000%, 7/01/32 – FGIC Insured
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	246,900
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
7,330	Total Tax Obligation/Limited			7,541,587
	Transportation – 9.7% (6.8% of Total Investments)
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	760,532
	5.000%, 1/01/40
505	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	588,946
	District Project, Series 2012, 5.000%, 1/01/23
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
880	0.000%, 12/01/34	12/20 at 100.00	AA	866,096
250	5.000%, 12/01/38	12/19 at 100.00	AA	278,468
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/21 at 100.00	AA	789,113
	Bonds, Series 2012A, 5.000%, 12/01/31
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	470,089
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	162,662
	2010B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	1,062,640
	6/01/33 – AGM Insured
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	153,238
	5.000%, 9/15/33 – FGIC Insured
4,725	Total Transportation			5,131,784
	U.S. Guaranteed – 4.9% (3.5% of Total Investments) (4)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2 (4)	132,691
	Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13)
800	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (4)	861,200
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (4)	272,340
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA+ (4)	348,510
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	Baa1 (4)	297,004
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
350	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA- (4)	358,778
	5.250%, 8/01/18 (Pre-refunded 8/01/13) – AGM Insured
120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 -	No Opt. Call	N/R (4)	147,031
	NPFG Insured (ETM)
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	184,979
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,375	Total U.S. Guaranteed			2,602,533
	Utilities – 5.6% (3.9% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	A2	512,085
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
1,125	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	1,145,689
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	146,898
	5.000%, 9/01/26 – AGM Insured
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,155,145
	AMBAC Insured
2,870	Total Utilities			2,959,817
	Water and Sewer – 7.0% (4.9% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	538,940
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
375	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	556,474
	4015, 13.378%, 12/01/19 – AGM Insured (IF) (5)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	608,052
	2004, 5.000%, 7/15/22 – AGM Insured
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	450,948
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	114,546
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	557,915
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	843,458
3,225	Total Water and Sewer			3,670,333
$ 70,975	Total Investments (cost $69,495,537) – 142.6%			75,184,605
	Floating Rate Obligations – (1.0)%			(505,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.0)% (6)			(23,190,000)
	Other Assets Less Liabilities – 2.4%			1,248,304
	Net Assets Applicable to Common Shares – 100%			$ 52,737,909

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$75,184,605	$—	$75,184,605

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $69,184,655.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$6,112,200
Depreciation	(616,956)
Net unrealized appreciation (depreciation) of investments	$5,495,244

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013